Real Estate Business Park Acquisitions (Tables)	12 Months Ended
Sep. 30, 2016
Transit Business Park
Intangible asset amortization (in thousands)

	In-place	Above Market	Below Market
	Leases	Leases	Leases
Initial Values	$806	48	156
Annual Amortization:
2014	369	12	86
2015	63	4	37
2016	44	4	9
2017	44	4	—
2018	43	4	—
2019	43	4	—
2020	43	4	—
2021	17	3	—

Kelso Business Park
Intangible asset amortization (in thousands)
	In-place	Below Market
	Leases	Leases
Initial Values	$579	64
Annual Amortization:
2014	80	8
2015	203	21
2016	136	21
2017	100	12
2018	28	2
2019	21	—
2020	11	—

Port Capital Property
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$1,126
Annual Amortization:
2016	$104
2017	114
2018	114
2019	114
2020	114
2021	114

Gilroy Road Property
Intangible asset amortization (in thousands)
In-place
Leases
Initial Values	$277
Annual Amortization:
2016	$55
2017	222